Shareholder Report, Holdings (Details) - Papp Small & Mid-Cap Growth Fund	May 31, 2024
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
Technology [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Meterials [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Energy [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Ametek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Expeditors International Of Washington Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Mettler Toledo International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
R B C Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Ecolab Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
I D E X Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
A N S Y S Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fact Set Research Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Co Star Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%